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                                PROSPECTUS SUPPLEMENT
                   FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                                 SEPARATE ACCOUNT KG
                                 SEPARATE ACCOUNT KGC
                     SUPPLEMENT TO PROSPECTUSES DATED MAY 1, 1997

                                         ***

Effective January 1, 1998, the following is added as the second sentence to the second paragraph under "DISTRIBUTION":

    Alternative commission schedules are available with lower initial commission amounts based on payments, plus ongoing annual compensation of up to 1% of Contract Value.


Supplement Dated December 29, 1997